UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

This filing lists securities holdings reported on the Form 13F filed on March 31, 1999 pursuant to a request for confidential treatment and for which that confidential treatment expired on June 30, 1999.

Report for the Calendar Year or Quarter Ended:  March 31, 1999

Check here if Amendment [ X ]; Amendment Number:     1
   This Amendment (Check only one.):    [  ] is a restatement.
                                        [ X ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:        T. Rowe Price Associates, Inc.
Address:     100 East Pratt Street
             Baltimore, Maryland  21202


Form 13F File Number:  28-115

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Henry H. Hopkins
Title:    Managing Director
Phone:    410-345-6603

Signature, Place, and Date of Signing:

      /S/ Henry H. Hopkins        Baltimore, Maryland      August 19, 1999
              [Signature]            [City, State]           [Date]

Report type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
      NONE


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                                  Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:   38

Form 13F Information Table Value Total:   338


List of Other Included Managers: NONE

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                                                              FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT OTH      VOTING AUTHORITY

        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN MGR   SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- --- -------- -------- --------

ALTERA CORP                    COMM STK         021441100       42   705900 SH       SOLE          264200        0   441700
AMERICAN GREETINGS CORPORATION COMM STK         026375105        3   100000 SH       SOLE               0        0   100000
AMERICAN MANAGEMENT            COMM STK         027352103        1    22000 SH       SOLE            5100        0    16900
ANESTA CORPORATION             COMM STK         034603100        2    75000 SH       SOLE               0        0    75000
ARADIGM CORP                   COMM STK         038505103        0    22500 SH       SOLE               0        0    22500
CIGNA CORP                     COMM STK         125509109       14   172020 SH       SOLE           42020        0   130000
CANADIAN OCCIDENTAL PETE       COMM STK         136420106        5   394500 SH       SOLE           44500        0   350000
CASELLA WASTE SYS INC          COMM STK         147448104        1    33600 SH       SOLE            7700        0    25900
CHEESECAKE FACTORY INC         COMM STK         163072101        1    45900 SH       SOLE            2000        0    43900
COLGATE-PALMOLIVE CO           COMM STK         194162103       18   193690 SH       SOLE           43690        0   150000
COMPUSA INC                    COMM STK         204932107        3   468200 SH       SOLE           88900        0   379300
DANIEL INDUSTRIES              COMM STK         236235107        8   504300 SH       SOLE          108100        0   396200
GENENTECH INC COM SPL          COMM STK         368710307       29   332100 SH       SOLE          132100        0   200000
HENRY (JACK) & ASSOCIATE       COMM STK         426281101        0     3130 SH       SOLE            2830        0      300
HILLS STORES COMPANY           COMM STK         431692102        0   175000 SH       SOLE               0        0   175000
ILLINOVA CORP                  COMM STK         452317100        2    72250 SH       SOLE           52250        0    20000
IMCLONE SYSTEMS INC            COMM STK         45245W109        1    45500 SH       SOLE               0        0    45500
IMPERIAL CHEMICAL IND PLC      ADR              452704505        4   125400 SH       SOLE           94400        0    31000
KANSAS CITY SO IND INC         COMM STK         485170104        8   145000 SH       SOLE           16400        0   128600
LOCKHEED MARTIN CORPORATION    COMM STK         539830109       28   754000 SH       SOLE          129600        0   624400
MARSH & MCLENNAN CO INC        COMM STK         571748102       49   658700 SH       SOLE          158600        0   500100
MERCANTILE BANCORPORATION      COMM STK         587342106        1    22600 SH       SOLE           12600        0    10000
MOHAWK INDS INC CO             COMM STK         608190104        1    31100 SH       SOLE            9500        0    21600
NATIONAL PROCESSING            COMM STK         637229105        0   100000 SH       SOLE               0        O   100000
NIKE INC                       COMM STK         654106103       16   285500 SH       SOLE           64700        0   220800
PACKAGED ICE INC               COMM STK         695148106        4   600300 SH       SOLE          305300        0   295000
PARKER-HANNIFIN CORP           COMM STK         701094104        3    89400 SH       SOLE           10700        0    78700
PEREGRINE SYSTEMS INC          COMM STK         71366Q101        2    44900 SH       SOLE           24500        0    20400
PHARMACYCLICS INC              COMM STK         716933106        1    70000 SH       SOLE               0        0    70000
PREMARK INTERNATIONAL          COMM STK         740459102        2    63100 SH       SOLE           48600        0    14500
QUINTILES TRANSNATIONAL        COMM STK         748767100        1    34203 SH       SOLE            2600        0    31603
SCI SYSTEMS INC                COMM STK         783890106       31  1031925 SH       SOLE          357925        0   674000
SECURE COMPUTING CORP          COMM STK         813705100        2   142400 SH       SOLE           38700        0   103700
SOLECTRON CORP                 COMM STK         834182107       38   778100 SH       SOLE          283100        0   495000
TRIAD GTY INC                  COMM STK         895925105        4   291000 SH       SOLE               0        0   291000
TRISTAR AEROSPACE CO           COMM STK         89674L101        2   225000 SH       SOLE               0        0   225000
UNIONSOURCE ENERGY CO          COMM STK         909205106        4   382000 SH       SOLE          182000        0   200000
WIND RIVER SYSTEMS INC         COMM STK         973149107        7   405700 SH       SOLE          137400        0   268300


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